Derivative Financial Instruments - Notional Amounts of Transactions Outstanding (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedges
Notional amount	£ 163,361	£ 198,391
Fair value assets	1,720	3,451
Fair value liabilities	1,019	1,920
Cash collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets	12,941	21,310
Collateral cash	11,634	17,060
Derivatives held for trading:
Disclosure of detailed information about hedges
Notional amount	38,505	57,414
Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	124,856	140,977
Fair value hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	81,241	94,537
Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	43,615	46,440
Exchange rate contracts
Disclosure of detailed information about hedges
Notional amount	34,579	43,274
Exchange rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Notional amount	11,750	15,465
Exchange rate contracts | Fair value hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	590	789
Exchange rate contracts | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	22,239	27,020
Interest rate contracts
Disclosure of detailed information about hedges
Notional amount	127,597	153,785
Interest rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Notional amount	25,617	40,630
Interest rate contracts | Fair value hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	80,651	93,748
Interest rate contracts | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	21,329	19,407
Equity and credit contracts
Disclosure of detailed information about hedges
Notional amount	1,185	1,332
Equity and credit contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Notional amount	1,138	1,319
Equity derivative contracts | Fair value hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	0
Equity derivative contracts | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	47	13
Derivative assets
Disclosure of detailed information about hedges
Cash collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets	189	330
Derivative liabilities
Disclosure of detailed information about hedges
Collateral cash	202	651
Fair value
Disclosure of detailed information about hedges
Fair value assets	1,720	3,451
Fair value liabilities	1,019	1,920
Fair value | Derivatives held for trading:
Disclosure of detailed information about hedges
Fair value assets	814	1,445
Fair value liabilities	948	1,351
Fair value | Derivatives held for hedging
Disclosure of detailed information about hedges
Fair value assets	2,127	3,760
Fair value liabilities	1,292	2,323
Fair value | Fair value hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Fair value assets	947	1,309
Fair value liabilities	737	1,891
Fair value | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Fair value assets	1,180	2,451
Fair value liabilities	555	432
Fair value | Exchange rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Fair value assets	159	395
Fair value liabilities	183	431
Fair value | Exchange rate contracts | Fair value hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Fair value assets	39	84
Fair value liabilities	0	6
Fair value | Exchange rate contracts | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Fair value assets	996	1,978
Fair value liabilities	338	409
Fair value | Interest rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Fair value assets	489	926
Fair value liabilities	708	837
Fair value | Interest rate contracts | Fair value hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Fair value assets	908	1,225
Fair value liabilities	737	1,885
Fair value | Interest rate contracts | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Fair value assets	177	467
Fair value liabilities	216	23
Fair value | Equity and credit contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Fair value assets	166	124
Fair value liabilities	57	83
Fair value | Equity derivative contracts | Fair value hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Fair value assets	0
Fair value liabilities	0
Fair value | Equity derivative contracts | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Fair value assets	7	6
Fair value liabilities	1	0
Fair value | Derivative netting
Disclosure of detailed information about hedges
Fair value assets	(1,221)	(1,754)
Fair value liabilities	£ (1,221)	£ (1,754)